Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) $ in Thousands		2 Months Ended	3 Months Ended		6 Months Ended
	Feb. 22, 2014 USD ($)	Feb. 21, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($) Vessel	Aug. 31, 2014	Aug. 11, 2014	May. 02, 2013
Segment Reporting Information [Line Items]
Restructuring recovery			$ 135	$ (821)	$ 135	$ (262)
Logitel Offshore Holding [Member]
Segment Reporting Information [Line Items]
Percentage of noncontrolling interest acquired							100.00%	100.00%
Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Percentage of noncontrolling interest acquired									100.00%
Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Unreimbursed vessel operating expenses	$ (400)
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Restructuring recovery			$ 135	(821)	$ 135	(262)
Towage segment [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee						1,600
Production Shortfalls [Member] | Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Indemnification of revenue loss		$ 3,100
Reimbursements [Member] | Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Restructuring recovery				$ (800)		(800)
Shuttle Tankers Reflagged [Member]
Segment Reporting Information [Line Items]
Restructuring charges						$ 600
Number of vessels | Vessel						1